Changes in Reserve of remeasurements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Changes in Reserve of remeasurements [Abstract]
Beginning balance	₩ (222,997)	₩ (202,878)
Changes	239,636	(119,316)
Income tax effect	(80,645)	49,986	₩ 42,913
Transfer to reserve for business expansion	20,493	49,211
Ending balance	₩ (43,513)	₩ (222,997)	₩ (202,878)